Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 10, 2023
Entity Registrant Name	dei_EntityRegistrantName	Milliman Variable Insurance Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001844255
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 10, 2023
Document Effective Date	dei_DocumentEffectiveDate	Jan. 10, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Milliman Variable Insurance Trust

(the “Trust”)

Supplement dated January 10, 2023 to the currently effective Prospectuses for the following series of the Trust

(each, a “Fund,” and collectively, the “Funds”):

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Funds’ Prospectus.

The initial Outcome Period for the following Funds will commence on January 12, 2023:

Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Jan/Jul

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jan (II)

Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Jan (II)

Investors should retain this supplement for future reference.